Capital Requirements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Actual Capital Amounts and Ratios
A comparison of the June 30, 2014 and December 31, 2013 capital ratios of the Company and the Bank with minimum regulatory guidelines is as follows:

			Minimum To Be
As of June 30, 2014			Well-Capitalized
		Minimum	Under Prompt
		Capital	Corrective Action
	Actual Capital	Requirements	Provisions
Total Risk-Based Capital Ratio:
Company	20.03%	8.00%	N/A
Bank	14.80%	8.00%	10.00%

Tier 1 Risk-Based Capital Ratio:
Company	18.77%	4.00%	N/A
Bank	13.54%	4.00%	6.00%

Leverage Ratio:
Company	12.66%	4.00%	N/A
Bank	9.13%	4.00%	5.00%

			Minimum to be
As of December 31, 2013			Well-Capitalized
		Minimum	Under Prompt
		Capital	Corrective Action
	Actual Capital	Requirements	Provisions
Total Risk-Based Capital Ratio:
Company	19.48%	8.00%	N/A
Bank	13.98%	8.00%	10.00%

Tier 1 Risk-Based Capital Ratio:
Company	18.22%	4.00%	N/A
Bank	12.71%	4.00%	6.00%

Leverage Ratio:
Company	12.06%	4.00%	N/A
Bank	8.43%	4.00%	5.00%

The Company’s and the Bank’s actual capital amounts and ratios as of December 31, 2013 and 2012 are also presented in the table.

	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
As of December 31, 2013:
Total capital to risk weighted assets:
Company	$128,345	19.48%	$52,710	8.00%	N/A	N/A
Bank	92,038	13.98%	52,685	8.00%	$65,856	10.00%
Tier 1 capital to risk weighted assets:
Company	$120,031	18.22%	$26,355	4.00%	N/A	N/A
Bank	83,728	12.71%	26,342	4.00%	$39,514	6.00%
Tier 1 capital to average assets:
Company	$120,031	12.06%	$39,803	4.00%	N/A	N/A
Bank	83,728	8.43%	39,731	4.00%	$49,664	5.00%
	(dollars in thousands)
As of December 31, 2012:
Total capital to risk weighted assets:
Company	$93,400	13.88%	$53,846	8.00%	N/A	N/A
Bank	89,425	13.32%	53,725	8.00%	$67,156	10.00%
Tier 1 capital to risk weighted assets:
Company	$85,071	12.64%	$26,923	4.00%	N/A	N/A
Bank	81,115	12.08%	26,862	4.00%	$40,294	6.00%
Tier 1 capital to average assets:
Company	$85,071	8.13%	$41,875	4.00%	N/A	N/A
Bank	81,115	7.76%	41,815	4.00%	$52,268	5.00%